Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accrued Expenses and Other Current Liabilities [Abstract]
Deposits from advertising agencies and customers	¥ 20,644	$ 2,973	¥ 14,031
Accrued professional fees	7,413	1,068	4,482
General operating expenses payables	79,805	11,494	59,702
Others	3,187	459	2,676
Total	¥ 111,049	$ 15,994	¥ 80,891